Profit Before Income Tax - Summary of Finance Costs (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Analysis of income and expense [abstract]
Interest on lease liabilities	$ 134,871	$ 4,389	$ 105,159	$ 88,026
Interest on borrowings and bonds payable	3,912,526	127,319	2,790,368	3,498,999
Total interest expense for financial liabilities measured at amortized cost	4,047,397	131,708	2,895,527	3,587,025
Less: Amounts included in the cost of qualifying assets
Inventories related to real estate business	0	0	(71,011)	(95,589)
Property, plant and equipment	(58,263)	(1,896)	(25,581)	(54,208)
Interest expense	3,989,134	129,812	2,798,935	3,437,228
Other finance costs	20,648	672	32,372	22,283
Finance costs	$ 4,009,782	$ 130,484	$ 2,831,307	$ 3,459,511